BUSINESS COMBINATION (Details) - PlentyOfFish - USD ($) $ in Millions		12 Months Ended
	Oct. 28, 2015	Dec. 31, 2015
Business Acquisition
Cash acquisition price	$ 574.1
Working capital adjustment	$ 0.9
Revenue		$ 8.0
Net earnings		$ 0.7